FAIR VALUE OF FINANCIAL INSTRUMENTS (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Line of Credit	$ 3,000,000		$ 3,000,000		$ 1,215,000	$ 1,015,000
Debt	664,389		664,389		1,115,269
Business Combination, Contingent Consideration, Liability, Current	1,843,387		1,843,387		2,626,323	0
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	(87,054)	$ 0	$ (915,815)	$ 0	(1,811,362)	0
Bond Yield To Estimated Discounted Rate			0.02%
Acquisitions 2014 [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business Combination, Contingent Consideration, Liability, Current	1,843,387		$ 1,843,387		$ 2,626,323
Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities					117,567
Loan from Santander Bank and Bank Direct Capital Finance [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt					$ 156,894	11,667
Long-term Debt, Fair Value					158,435	11,801
Liability Against Assets Subject to Finance Lease [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt					66,297	13,279
Long-term Debt, Fair Value					63,371	12,485
Loan from UPMS, GNet, MM, Metro Medical and Sonix Medical Technologies, Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt					421,989	1,316,746
Long-term Debt, Fair Value					$ 423,168	$ 1,325,022
AAMD LLC, Convertible Promissory Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount							$ 500,000
Debt Instrument, Interest Rate, Stated Percentage						7.00%
Debt Instrument, Maturity Date					Mar. 23, 2016
Derivative Liability						$ 38,142
Debt						472,429
Long-term Debt, Fair Value						$ 473,042
Stock Issued During Period, Shares, Conversion of Convertible Securities						117,567
Debt Instrument, Convertible, Terms of Conversion Feature					upon the closing of the IPO at a conversion price equal to 90% of the per-share issuance price of the common stock in the IPO	upon the closing of the IPO at a conversion price equal to 90% of the per-share issuance price of the common stock in the IPO.
Debt Conversion, Converted Instrument, Shares Issued					117,567
AAMD LLC, Convertible Promissory Note [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities						118
AAMD LLC, Convertible Promissory Note [Member] | Additional Paid-in Capital [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities						587,717
TD Bank [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Line of Credit	3,000,000		3,000,000		$ 1,215,000	$ 1,015,000
Chief Executive Officer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount	$ 1,000,000		$ 1,000,000		$ 1,000,000	$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage	7.00%		7.00%		7.00%	7.00%
Debt Instrument, Maturity Date					Jul. 05, 2015
Notes Payable, Related Parties					$ 470,089	$ 735,680